UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced Small Cap Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Master Enhanced Small Cap Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 12/31/2009

Item 1 – Report to Stockholders

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Annual Report, December 31, 2009

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the 12 months ended December 31, 2009, the Master Enhanced Small Cap Series (the “Series”) of Quantitative Master Series LLC returned 24.68%, underperforming the benchmark Standard & Poor’s (S&P) SmallCap 600 Index, which returned 25.57%. Stock-selection strategies detracted from performance, while stock substitution strategies were flat for the period.

Describe the market environment.

•

Following a very difficult 2008, during which the world experienced an unprecedented global financial and economic meltdown, stocks entered 2009 by falling another 35% in the United States as fears of depression and financial system nationalization gripped investors. From the March 2009 lows, stocks galloped higher as those fears dissipated and as massive global monetary and fiscal stimuli began to reflate economic activity. We have described it as a tug of war between the forces of debt-induced deflation and those of policy-induced reflation. While deleveraging and other deflationary forces did not leave the scene, consistent and aggressive policy ignited the reflationary process. 2009 produced negative real economic growth, weak nominal growth and significant earnings declines. Despite that backdrop, “risk” assets outperformed “safe” assets as cash on the sidelines (which was producing near-zero returns) moved back into the markets. Emerging markets handily beat developed markets. Inflation fell in most countries, and widespread deflation was avoided. Treasury rates moved modestly higher as the yield curve steepened. Quality spreads narrowed, and while equity markets remained volatile, they ended the year with sharp gains. Financial stocks and other low-quality securities led the way back, and energy was the standout sector performer. Government spending reached record proportions, and the year ended with cyclical stimulus leading the way while at the same time masking the structural problems that remain.

•

On a total return basis, the Dow Jones Industrial Average gained 22.68%; the S&P 500 Index rose 26.46%; and the Nasdaq Composite advanced 45.32% (helped in large part by the exceptional performance of the technology sector). Small-cap stocks experienced similarly strong gains for the year, with the S&P SmallCap 600 Index climbing 25.57%.

•

Within the benchmark S&P SmallCap 600 Index, eight of the 10 sectors posted positive returns for the period. Leading the charge were energy (+62.76%) and consumer discretionary (+52.03%). The materials and information technology sectors also posted healthy gains, up 48.18% and 48.16%, respectively. Meanwhile, telecommunication services and financials finished in negative territory, losing 41.50% and 4.79%, respectively.

• The Series’ cash positions (5.6% at period end) are equitized using exchange-traded equity index futures and, therefore, do not have a material impact on performance.

Describe recent portfolio activity.

•

Throughout the 12-month period, as changes were made to the composition of the S&P SmallCap 600 Index, we purchased and sold securities to maintain the Series’ objective of tracking the risks and return of the benchmark. We continued to use our quantitative stock-selection and stock-substitution strategies in an effort to generate returns above those offered by the SmallCap 600 Index.

• As volatility and investor risk aversion in the equity markets remain high, we are maintaining diversified and balanced signal exposure in the Series.

Describe portfolio positioning at period end.

• The Series remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Master Enhanced Small Cap Series

Portfolio Information as of December 31, 2009

Sector Allocation	Percent of Long-Term Investments

Financials	19%
Industrials	18
Information Technology	18
Consumer Discretionary	14
Health Care	13
Energy	6
Materials	5
Consumer Staples	3
Utilities	3
Telecommunication Services	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 2.6%	AAR Corp. (a)(b)	31,100	$714,678
	American Science & Engineering, Inc.	1,800	136,512
	Applied Signal Technology, Inc.	19,700	380,013
	Cubic Corp.	16,500	615,450
	Curtiss-Wright Corp.	9,200	288,144
	Esterline Technologies Corp. (a)	21,000	856,170
	GenCorp, Inc. (a)	20,100	140,700
	Moog, Inc., Class A (a)	11,525	336,876
	Orbital Sciences Corp. (a)	26,100	398,286
	Stanley, Inc. (a)	5,300	145,273
	Teledyne Technologies, Inc. (a)	26,300	1,008,868
	Triumph Group, Inc.	400	19,300

			5,040,270

Air Freight & Logistics - 0.4%	HUB Group, Inc., Class A (a)	29,700	796,851

Airlines - 0.4%	SkyWest, Inc.	45,600	771,552

Auto Components - 0.2%	Drew Industries, Inc. (a)	7,100	146,615
	Spartan Motors, Inc.	15,200	85,576
	Standard Motor Products, Inc.	8,500	72,420
	Superior Industries International, Inc.	10,800	165,240

			469,851

Automobiles - 0.2%	Winnebago Industries, Inc. (a)	33,300	406,260

Biotechnology - 1.1%	Arqule, Inc. (a)	27,200	100,368
	Cubist Pharmaceuticals, Inc. (a)	26,700	506,499
	Emergent Biosolutions, Inc. (a)	7,600	103,284
	Martek Biosciences Corp. (a)	31,200	590,928
	Myriad Pharmaceuticals, Inc. (a)	50,100	252,003
	Regeneron Pharmaceuticals, Inc. (a)	19,300	466,674
	Savient Pharmaceuticals, Inc. (a)	12,450	169,445

			2,189,201

Building Products - 1.0%	Aaon, Inc.	20	390
	Apogee Enterprises, Inc.	29,000	406,000
	Gibraltar Industries, Inc.	13,900	218,647
	Griffon Corp. (a)	16	196
	NCI Building Systems, Inc. (a)	26,000	47,060
	Quanex Building Products Corp.	19,875	337,279
	Simpson Manufacturing Co., Inc.	16,300	438,307
	Universal Forest Products, Inc.	13,000	478,530

			1,926,409

Capital Markets - 1.2%	Greenhill & Co., Inc.	5,150	413,236
	Investment Technology Group, Inc. (a)	30,080	592,576
	LaBranche & Co., Inc. (a)	12,700	36,068
	Piper Jaffray Cos. (a)	7,600	384,636
	SWS Group, Inc.	6,770	81,917
	Stifel Financial Corp. (a)	14,700	870,828

			2,379,261

Chemicals - 2.0%	American Vanguard Corp.	6,800	56,440
	Arch Chemicals, Inc.	12,200	376,736
	Calgon Carbon Corp. (a)	27,600	383,640
	H.B. Fuller Co.	24,600	559,650
	NewMarket Corp.	5,400	619,758

See Notes to Financial Statements.	3

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	OM Group, Inc. (a)	23,300	$731,387
	Penford Corp.	4,300	37,367
	PolyOne Corp. (a)	42,700	318,969
	Quaker Chemical Corp.	3,500	72,240
	Schulman A, Inc.	12,100	244,178
	Stepan Co.	3,400	220,354
	Zep, Inc.	10,000	173,200

			3,793,919

Commercial Banks - 5.0%	Boston Private Financial Holdings, Inc.	24,600	141,942
	Columbia Banking System, Inc.	10,200	165,036
	Community Bank System, Inc.	17,000	328,270
	East-West Bancorp, Inc.	40,320	637,056
	First BanCorp, Puerto Rico	100	230
	First Commonwealth Financial Corp.	20,400	94,860
	First Financial Bancorp	17,500	254,800
	First Financial Bankshares, Inc.	9,600	520,608
	First Midwest Bancorp, Inc.	500	5,445
	Glacier Bancorp, Inc.	28,400	389,648
	Hancock Holding Co.	11,900	521,101
	Hanmi Financial Corp. (a)	100	120
	Independent Bank Corp./MA	9,800	204,722
	Nara Bancorp, Inc.	37,000	419,580
	National Penn Bancshares, Inc.	12,100	70,059
	Old National Bancorp	10,100	125,543
	Pinnacle Financial Partners, Inc. (a)	14,900	211,878
	PrivateBancorp, Inc.	27,250	244,433
	Prosperity Bancshares, Inc.	21,290	861,606
	S&T Bancorp, Inc.	10,500	178,605
	Signature Bank (a)	18,700	596,530
	Simmons First National Corp., Class A	19,400	539,320
	The South Financial Group, Inc.	100	64
	Sterling Bancorp	4,700	33,558
	Sterling Bancshares, Inc.	101,400	520,182
	Susquehanna Bancshares, Inc.	39,900	235,011
	Tompkins Trustco, Inc.	2,800	113,400
	UMB Financial Corp.	14,500	570,575
	Umpqua Holdings Corp.	66,300	889,083
	United Community Banks, Inc. (a)	29,800	101,022
	Whitney Holding Corp.	8,900	81,079
	Wilshire Bancorp, Inc.	45,700	374,283
	Wintrust Financial Corp.	9,700	298,663

			9,728,312

Commercial Services & Supplies - 2.7%	ABM Industries, Inc. (b)	4,400	90,904
	ATC Technology Corp. (a)	20,450	487,732
	Bowne & Co., Inc.	9,292	62,071
	Consolidated Graphics, Inc. (a)	11,900	416,738
	G&K Services, Inc., Class A	22,200	557,886
	The Geo Group, Inc. (a)	13,400	293,192
	Healthcare Services Group, Inc.	20,100	431,346
	Interface, Inc., Class A	54,600	453,726

See Notes to Financial Statements.	4

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Mobile Mini, Inc. (a)	4,700	$66,223
	SYKES Enterprises, Inc. (a)	28,600	728,442
	The Standard Register Co.	20,700	105,570
	Tetra Technologies, Inc. (a)	14,400	391,248
	United Stationers, Inc. (a)	16,500	938,025
	Viad Corp.	7,200	148,536

			5,171,639

Communications Equipment - 2.2%	3Com Corp. (a)	20,707	155,303
	Arris Group, Inc. (a)	80,401	918,983
	Bel Fuse, Inc.	7,200	154,728
	Black Box Corp.	18,500	524,290
	Blue Coat Systems, Inc. (a)	17,300	493,742
	Comtech Telecommunications Corp. (a)	5,030	176,302
	Digi International, Inc. (a)	25,400	231,648
	EMS Technologies, Inc. (a)	4,600	66,700
	Harmonic, Inc. (a)	31,600	200,028
	NETGEAR, Inc. (a)	27,600	598,644
	Network Equipment Technologies, Inc. (a)	21,400	86,670
	PC-Tel, Inc. (a)	13,000	76,960
	Symmetricom, Inc. (a)	65,900	342,680
	Tekelec (a)	11,400	174,192
	Tollgrade Communications, Inc. (a)	8,100	49,491
	Viasat, Inc. (a)	2,000	63,560

			4,313,921

Computers & Peripherals - 0.6%	Avid Technology, Inc. (a)	34,733	443,193
	Compellent Technologies, Inc. (a)	9,100	206,388
	Hutchinson Technology, Inc. (a)	11,000	112,860
	Intermec, Inc. (a)	6,400	82,304
	Intevac, Inc. (a)	7,700	88,319
	Synaptics, Inc. (a)	6,900	211,485

			1,144,549

Construction & Engineering - 1.0%	Dycom Industries, Inc. (a)	18,890	151,687
	EMCOR Group, Inc. (a)	39,800	1,070,620
	Insituform Technologies, Inc., Class A (a)	30,700	697,504

			1,919,811

Construction Materials - 0.3%	Eagle Materials, Inc.	13,800	359,490
	Texas Industries, Inc.	5,100	178,449

			537,939

Consumer Finance - 1.3%	Cash America International, Inc.	22,600	790,096
	Ezcorp, Inc. (a)	40,820	702,512
	First Cash Financial Services, Inc. (a)	14,000	310,660
	Rewards Network, Inc.	6,266	79,202
	World Acceptance Corp. (a)	15,700	562,531

			2,445,001

Containers & Packaging - 0.7%	Myers Industries, Inc.	13,040	118,664
	Rock-Tenn Co., Class A	24,800	1,250,168

			1,368,832

Distributors - 0.0%	Audiovox Corp., Class A (a)	8,600	60,974

Diversified Consumer Services - 0.9%	American Public Education, Inc. (a)	8,400	288,624
	Capella Education Co. (a)	6,600	496,980

See Notes to Financial Statements.	5

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Coinstar, Inc. (a)	4,000	$111,120
	Hillenbrand, Inc.	31,550	594,402
	Pre-Paid Legal Services, Inc. (a)	4,300	176,644

			1,667,770

Diversified Financial Services - 0.2%	Financial Federal Corp.	11,420	314,050
	Portfolio Recovery Associates, Inc. (a)	1,290	57,895

			371,945

Diversified Telecommunication Services - 0.3%	Cbeyond Communications, Inc. (a)	11,000	173,250
	General Communication, Inc., Class A (a)	24,400	155,672
	Iowa Telecommunications Services, Inc.	13,500	226,260
	Neutral Tandem, Inc. (a)	3,330	75,758

			630,940

Electric Utilities - 0.5%	Allete, Inc.	4,500	147,060
	El Paso Electric Co. (a)	3,100	62,868
	UIL Holdings Corp.	10,200	286,416
	Unisource Energy Corp.	16,500	531,135

			1,027,479

Electrical Equipment - 2.3%	A.O. Smith Corp.	18,600	807,054
	Acuity Brands, Inc.	21,300	759,132
	Baldor Electric Co.	7,240	203,372
	Belden, Inc.	9,000	197,280
	Brady Corp.	36,200	1,086,362
	Encore Wire Corp.	23,700	499,359
	II-VI, Inc. (a)	21,400	680,520
	Magnetek, Inc. (a)	30,800	47,432
	SunPower Corp., Class B (a)	1	21
	Vicor Corp. (a)	14,400	133,920

			4,414,452

Electronic Equipment, Instruments & Components - 4.1%	Agilysys, Inc.	9,300	84,630
	Anixter International, Inc. (a)	13,700	645,270
	Bell Microproducts, Inc. (a)	900	3,195
	Benchmark Electronics, Inc. (a)	46,450	878,369
	Brightpoint, Inc. (a)	31,930	234,685
	CTS Corp.	41,400	398,268
	Checkpoint Systems, Inc. (a)	36,900	562,725
	Cognex Corp.	37,800	669,816
	DTS, Inc. (a)	3,600	123,156
	Daktronics, Inc.	12,000	110,520
	Electro Scientific Industries, Inc. (a)	12,600	136,332
	Faro Technologies, Inc. (a)	6,300	135,072
	Gerber Scientific, Inc. (a)	6,000	30,300
	Insight Enterprises, Inc. (a)	21,200	242,104
	Littelfuse, Inc. (a)	8,800	282,920
	LoJack Corp. (a)	3,400	13,736
	MTS Systems Corp.	7,800	224,172
	Mercury Computer Systems, Inc. (a)	17,300	190,473
	Methode Electronics, Inc.	44,800	388,864
	Newport Corp. (a)	13,000	119,470
	Plexus Corp. (a)	20,400	581,400
	Radisys Corp. (a)	31,600	301,780

See Notes to Financial Statements.	6

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Rogers Corp. (a)	8,500	$257,635
	SYNNEX Corp. (a)	9,400	288,204
	ScanSource, Inc. (a)	20,600	550,020
	TTM Technologies, Inc. (a)	42,600	491,178
	Technitrol, Inc.	19,000	83,220

			8,027,514

Energy Equipment & Services - 3.5%	Bristow Group, Inc. (a)	17,800	684,410
	CARBO Ceramics, Inc.	8,100	552,177
	Cameron International Corp. (a)	10,072	421,010
	Dril-Quip, Inc. (a)	7,300	412,304
	Gulf Island Fabrication, Inc.	8,200	172,446
	ION Geophysical Corp. (a)	91,800	543,456
	Lufkin Industries, Inc.	11,100	812,520
	Matrix Service Co. (a)	31,400	334,410
	Oil States International, Inc. (a)	30,960	1,216,418
	Pioneer Drilling Co. (a)	56,700	447,930
	SEACOR Holdings, Inc. (a)	9,660	736,575
	Seahawk Drilling, Inc. (a)	12,080	272,283
	Tetra Technologies, Inc. (a)	9,150	101,382

			6,707,321

Food & Staples Retailing - 1.1%	The Andersons, Inc.	8,500	219,470
	Casey’s General Stores, Inc.	22,700	724,584
	Nash Finch Co.	8,000	296,720
	Spartan Stores, Inc.	7,200	102,888
	United Natural Foods, Inc. (a)	32,200	861,028

			2,204,690

Food Products - 1.0%	Cal-Maine Foods, Inc.	7,400	252,192
	Darling International, Inc. (a)	34,674	290,568
	Diamond Foods, Inc.	6,500	231,010
	Hain Celestial Group, Inc. (a)	5,300	90,153
	Lance, Inc.	13,500	355,050
	Sanderson Farms, Inc.	2,800	118,048
	TreeHouse Foods, Inc. (a)	13,500	524,610

			1,861,631

Gas Utilities - 2.2%	The Laclede Group, Inc.	10,200	344,454
	New Jersey Resources Corp.	29,150	1,090,210
	Northwest Natural Gas Co.	13,300	599,032
	Piedmont Natural Gas Co.	28,600	765,050
	South Jersey Industries, Inc.	12,500	477,250
	Southwest Gas Corp.	33,100	944,343

			4,220,339

Health Care Equipment & Supplies - 3.3%	Align Technology, Inc. (a)	45,200	805,464
	American Medical Systems Holdings, Inc. (a)	51,300	989,577
	Analogic Corp.	5,300	204,103
	CONMED Corp. (a)	15,400	351,120
	The Cooper Cos., Inc.	29,679	1,131,363
	Cyberonics, Inc. (a)	12,600	257,544
	Greatbatch, Inc. (a)	3,700	71,151
	Haemonetics Corp. (a)	5,300	292,295
	ICU Medical, Inc. (a)	5,900	214,996

See Notes to Financial Statements.	7

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Integra LifeSciences Holdings Corp. (a)	8,100	$297,918
	Invacare Corp.	27,600	688,344
	Kensey Nash Corp. (a)	5,300	135,150
	Meridian Bioscience, Inc.	9,315	200,738
	Natus Medical, Inc. (a)	10,700	158,253
	Osteotech, Inc. (a)	1,200	3,840
	Palomar Medical Technologies, Inc. (a)	6,500	65,520
	SurModics, Inc. (a)	8,100	183,546
	Theragenics Corp. (a)	37,100	49,714
	West Pharmaceutical Services, Inc.	6,100	239,120

			6,339,756

Health Care Providers & Services - 6.2%	AMERIGROUP Corp. (a)	12,100	326,216
	AMN Healthcare Services, Inc. (a)	11,500	104,190
	Air Methods Corp. (a)	12,400	416,888
	Almost Family, Inc. (a)	2,950	116,613
	Amedisys, Inc. (a)	12,000	582,720
	Amsurg Corp. (a)	29,700	653,994
	Catalyst Health Solutions, Inc. (a)	18,900	689,283
	Centene Corp. (a)	34,100	721,897
	Chemed Corp.	2,600	124,722
	Corvel Corp. (a)	3,500	117,390
	Cross Country Healthcare, Inc. (a)	10,600	105,046
	Genoptix, Inc. (a)	3,480	123,644
	Gentiva Health Services, Inc. (a)	25,400	686,054
	HMS Holdings Corp. (a)	7,100	345,699
	Hanger Orthopedic Group, Inc. (a)	14,900	206,067
	HealthSpring, Inc. (a)	20,350	358,363
	Healthways, Inc. (a)	15,600	286,104
	IPC The Hospitalist Co., Inc. (a)	30	997
	inVentiv Health, Inc. (a)	32,500	525,525
	LHC Group, Inc. (a)	5,800	194,938
	Landauer, Inc.	3,600	221,040
	MWI Veterinary Supply, Inc. (a)	5,700	214,890
	Magellan Health Services, Inc. (a)	26,140	1,064,682
	MedCath Corp. (a)	3,900	30,849
	Mednax, Inc. (a)	28,000	1,683,080
	Molina Healthcare, Inc. (a)	11,840	270,781
	PSS World Medical, Inc. (a)	27,495	620,562
	PharMerica Corp. (a)	26,500	420,820
	RehabCare Group, Inc. (a)	19,600	596,428
	Res-Care, Inc. (a)	11,900	133,280

			11,942,762

Health Care Technology - 0.8%	Computer Programs & Systems, Inc.	5,400	248,670
	Eclipsys Corp. (a)	26,079	482,983
	Omnicell, Inc. (a)	12,400	144,956
	Phase Forward, Inc. (a)	2,400	36,840
	Quality Systems, Inc.	8,700	546,273

			1,459,722

Hotels, Restaurants & Leisure - 2.3%	BJ’s Restaurants, Inc. (a)	8,800	165,616
	Buffalo Wild Wings, Inc. (a)	8,300	334,241

See Notes to Financial Statements.	8

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	CEC Entertainment, Inc. (a)	20,200	$644,784
	CKE Restaurants, Inc.	30,300	256,338
	California Pizza Kitchen, Inc. (a)	8,400	112,980
	Cracker Barrel Old Country Store, Inc.	1,500	56,985
	Interval Leisure Group, Inc. (a)	37,700	470,119
	Jack in the Box, Inc. (a)	18,600	365,862
	O’Charleys, Inc. (a)	8,600	56,330
	P.F. Chang’s China Bistro, Inc. (a)	10,100	382,891
	Papa John’s International, Inc. (a)	26,500	619,040
	Peet’s Coffee & Tea, Inc. (a)	4,900	163,317
	Pinnacle Entertainment, Inc. (a)	4,200	37,716
	Ruby Tuesday, Inc. (a)	30,000	216,000
	Ruth’s Hospitality Group, Inc. (a)	100	209
	Shuffle Master, Inc. (a)	28,900	238,136
	The Steak N Shake Co. (a)	565	183,128
	Texas Roadhouse, Inc., Class A (a)	5,600	62,888

			4,366,580

Household Durables - 0.8%	Blyth, Inc.	2,890	97,451
	Ethan Allen Interiors, Inc.	1,000	13,420
	Helen of Troy Ltd. (a)	2,400	58,704
	Kid Brands, Inc. (a)	10,100	44,238
	La-Z-Boy, Inc.	23,800	226,814
	Meritage Homes Corp. (a)	14,600	282,218
	National Presto Industries, Inc.	5,900	644,457
	Standard-Pacific Corp. (a)	43,200	161,568
	Universal Electronics, Inc. (a)	4,600	106,812

			1,635,682

Household Products - 0.3%	Central Garden & Pet Co., Class A (a)	56,850	565,089

IT Services - 2.1%	CACI International, Inc., Class A (a)	14,000	683,900
	CSG Systems International, Inc. (a)	18,200	347,438
	Ciber, Inc. (a)	100	345
	CyberSource Corp. (a)	18,600	374,046
	Forrester Research, Inc. (a)	8,200	212,790
	Heartland Payment Systems, Inc.	38,600	506,818
	Integral Systems, Inc. (a)	8,000	69,280
	MAXIMUS, Inc.	8,100	405,000
	Startek, Inc. (a)	9,500	71,060
	TeleTech Holdings, Inc. (a)	30,200	604,906
	Wright Express Corp. (a)	27,600	879,336

			4,154,919

Industrial Conglomerates - 0.2%	Standex International Corp.	10,500	210,945
	Tredegar Corp.	10,000	158,200

			369,145

Insurance - 3.2%	American Physicians Capital, Inc.	16,866	511,377
	Amerisafe, Inc. (a)	27,500	494,175
	Delphi Financial Group, Inc., Class A	32,750	732,617
	eHealth, Inc. (a)	13,200	216,876
	Employers Holdings, Inc.	22,500	345,150
	Infinity Property & Casualty Corp.	6,400	260,096
	National Financial Partners Corp. (a)	19,500	157,755
	Navigators Group, Inc. (a)	1,600	75,376

See Notes to Financial Statements.	9

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Presidential Life Corp.	7,200	$65,880
	ProAssurance Corp. (a)	12,800	687,488
	RLI Corp.	13,900	740,175
	Safety Insurance Group, Inc.	16,973	614,932
	Selective Insurance Group, Inc.	21,482	353,379
	Stewart Information Services Corp.	5,800	65,424
	Tower Group, Inc.	22,770	533,046
	Zenith National Insurance Corp.	15,450	459,792

			6,313,538

Internet & Catalog Retail - 0.6%	Blue Nile, Inc. (a)	2,200	139,326
	HSN, Inc. (a)	18,200	367,458
	Nutri/System, Inc.	6,100	190,137
	PetMed Express, Inc.	10,500	185,115
	Stamps.com, Inc. (a)	1,200	10,800
	Ticketmaster Entertainment (a)	19,900	243,178

			1,136,014

Internet Software & Services - 0.7%	DealerTrack Holdings, Inc. (a)	20,500	385,195
	j2 Global Communications, Inc. (a)	20,800	423,280
	The Knot, Inc. (a)	10,400	104,728
	Perficient, Inc. (a)	11,600	97,788
	United Online, Inc.	43,300	311,327

			1,322,318

Leisure Equipment & Products - 0.9%	Arctic Cat, Inc.	3,000	27,480
	Brunswick Corp.	38,200	485,522
	Callaway Golf Co.	31,220	235,399
	Nautilus, Inc. (a)	100	203
	Polaris Industries, Inc.	10,900	475,567
	Pool Corp.	20,500	391,140
	RC2 Corp. (a)	10,600	156,350

			1,771,661

Life Sciences Tools & Services - 0.4%	Dionex Corp. (a)	3,200	236,384
	Enzo Biochem, Inc. (a)	26	140
	Kendle International, Inc. (a)	20,500	375,355
	Parexel International Corp. (a)	7,100	100,110
	Varian, Inc. (a)	2,800	144,312

			856,301

Machinery - 3.5%	Actuant Corp., Class A	28,700	531,811
	Albany International Corp., Class A	600	13,476
	Astec Industries, Inc. (a)	2,100	56,574
	Badger Meter, Inc.	2,600	103,532
	Barnes Group, Inc.	17,800	300,820
	Briggs & Stratton Corp.	20,800	389,168
	CIRCOR International, Inc.	20,300	511,154
	Cascade Corp.	3,000	82,470
	Clarcor, Inc.	12,400	402,256
	ESCO Technologies, Inc.	8,900	319,065
	Gardner Denver, Inc.	16,100	685,055
	John Bean Technologies Corp.	29,002	493,324
	Kaydon Corp.	5,458	195,178

See Notes to Financial Statements.	10

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Lindsay Manufacturing Co.	900	$35,865
	Lydall, Inc. (a)	2,800	14,588
	Mueller Industries, Inc.	29,200	725,328
	Robbins & Myers, Inc.	29,600	696,192
	Toro Co.	10,900	455,729
	Watts Water Technologies, Inc., Class A	24,700	763,724

			6,775,309

Media - 0.2%	Arbitron, Inc.	5,700	133,494
	EW Scripps Co. (a)	13,260	92,290
	Live Nation, Inc. (a)	11,900	101,269

			327,053

Metals & Mining - 0.5%	A.M. Castle & Co.	7,700	105,413
	AMCOL International Corp.	10,000	284,200
	Brush Engineered Materials, Inc. (a)	9,300	172,422
	Century Aluminum Co. (a)	9,800	158,662
	Olympic Steel, Inc.	4,150	135,207
	RTI International Metals, Inc. (a)	3,100	78,027

			933,931

Multi-Utilities - 0.4%	Avista Corp.	23,000	496,570
	CH Energy Group, Inc.	6,100	259,372

			755,942

Multiline Retail - 0.2%	Fred’s, Inc.	36,400	371,280
	Tuesday Morning Corp. (a)	14,600	37,668

			408,948

Oil, Gas & Consumable Fuels - 2.3%	Holly Corp.	17,800	456,214
	Penn Virginia Corp.	19,700	419,413
	Petroleum Development Corp. (a)	10,800	196,668
	Petroquest Energy, Inc. (a)	62,500	383,125
	St. Mary Land & Exploration Co.	38,200	1,307,968
	Stone Energy Corp. (a)	19,300	348,365
	Swift Energy Co. (a)	28,900	692,444
	World Fuel Services Corp.	27,400	734,046

			4,538,243

Paper & Forest Products - 0.9%	Buckeye Technologies, Inc. (a)	17,900	174,704
	Clearwater Paper Corp. (a)	5,200	285,844
	Deltic Timber Corp.	300	13,854
	Neenah Paper, Inc.	6,800	94,860
	Pope & Talbot, Inc. (a)	100	—
	Schweitzer-Mauduit International, Inc.	8,900	626,115
	Wausau Paper Corp.	46,700	541,720

			1,737,097

Personal Products - 0.0%	Chattem, Inc. (a)	800	74,640

Pharmaceuticals - 0.7%	Par Pharmaceutical Cos., Inc. (a)	27,800	752,268
	Salix Pharmaceuticals Ltd. (a)	14,900	378,460
	ViroPharma, Inc. (a)	32,100	269,319

			1,400,047

Professional Services - 1.4%	Administaff, Inc.	20,100	474,159
	CDI Corp.	5,900	76,405
	Exponent, Inc. (a)	6,500	180,960
	Heidrick & Struggles International, Inc.	7,700	240,548

See Notes to Financial Statements.	11

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Kelly Services, Inc., Class A	12,860	$153,420
	MPS Group, Inc. (a)	29,312	402,747
	School Specialty, Inc. (a)	16,500	385,935
	Spherion Corp. (a)	23,800	133,756
	TrueBlue, Inc. (a)	39,600	586,476
	Volt Information Sciences, Inc. (a)	5,600	56,000

			2,690,406

Real Estate Investment Trusts (REITs) - 6.0%	Acadia Realty Trust	36	607
	BioMed Realty Trust, Inc.	69,200	1,091,976
	Cedar Shopping Centers, Inc.	20,900	142,120
	Colonial Properties Trust	30,900	362,457
	DiamondRock Hospitality Co.	54,600	462,462
	Eastgroup Properties, Inc.	10,800	413,424
	Entertainment Properties Trust	8,100	285,687
	Extra Space Storage, Inc.	39,900	460,845
	Franklin Street Properties Corp.	34,600	505,506
	Healthcare Realty Trust, Inc.	25,400	545,084
	Home Properties, Inc.	14,200	677,482
	Inland Real Estate Corp.	27,800	226,570
	Kilroy Realty Corp.	18,400	564,328
	Kite Realty Group Trust	29,300	119,251
	LTC Properties, Inc.	23,800	636,650
	LaSalle Hotel Properties	29,750	631,593
	Lexington Corporate Properties Trust	103,829	631,280
	Medical Properties Trust, Inc.	32,300	323,000
	Mid-America Apartment Communities, Inc.	5,300	255,884
	National Retail Properties, Inc.	37,300	791,506
	PS Business Parks, Inc.	15,900	795,795
	Parkway Properties, Inc.	9,000	187,380
	Pennsylvania Real Estate Investment Trust	17,800	150,588
	Post Properties, Inc.	22,100	433,160
	Sovran Self Storage, Inc.	11,000	393,030
	Tanger Factory Outlet Centers, Inc.	9,300	362,607
	Urstadt Biddle Properties, Inc., Class A	12,400	189,348

			11,639,620

Real Estate Management & Development -0.2%	Forestar Group, Inc. (a)	15,100	331,898

Road & Rail - 0.5%	Arkansas Best Corp.	800	23,544
	Burlington Northern Santa Fe Corp.	4,800	473,376
	Heartland Express, Inc.	21,133	322,701
	Knight Transportation, Inc.	6,700	129,243
	Old Dominion Freight Line, Inc. (a)	3,000	92,100

			1,040,964

Semiconductors & Semiconductor Equipment - 4.6%	Actel Corp. (a)	9,800	116,424
	Advanced Energy Industries, Inc. (a)	12,900	194,532
	Brooks Automation, Inc. (a)	814	6,984
	Cabot Microelectronics Corp. (a)	200	6,592
	Cymer, Inc. (a)	12,600	483,588
	Cypress Semiconductor Corp. (a)	97,160	1,026,010
	DSP Group, Inc. (a)	46,200	260,106

See Notes to Financial Statements.	12

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Diodes, Inc. (a)	13,950	$285,277
	Exar Corp. (a)	13,700	97,407
	FEI Co. (a)	30,900	721,824
	Hittite Microwave Corp. (a)	8,800	358,600
	Kopin Corp. (a)	19,200	80,256
	MKS Instruments, Inc. (a)	39,800	692,918
	Micrel, Inc.	14,100	115,620
	Microsemi Corp. (a)	23,800	422,450
	Pericom Semiconductor Corp. (a)	8,700	100,311
	Rudolph Technologies, Inc. (a)	10,800	72,576
	Skyworks Solutions, Inc. (a)(b)	98,100	1,392,039
	Standard Microsystems Corp. (a)	25,000	519,500
	Supertex, Inc. (a)	6,000	178,800
	TriQuint Semiconductor, Inc. (a)	30,785	184,710
	Varian Semiconductor Equipment Associates, Inc. (a)	25,650	920,322
	Veeco Instruments, Inc. (a)	22,700	750,008

			8,986,854

Software - 2.5%	Blackbaud, Inc.	6,500	153,595
	CommVault Systems, Inc. (a)	7,700	182,413
	Concur Technologies, Inc. (a)	12,300	525,825
	EPIQ Systems, Inc. (a)	15,050	210,549
	Ebix, Inc. (a)	100	4,883
	Epicor Software Corp. (a)	24,300	185,166
	JDA Software Group, Inc. (a)	24,700	629,109
	Manhattan Associates, Inc. (a)	9,000	216,270
	NetScout Systems, Inc. (a)	14,900	218,136
	Phoenix Technologies Ltd. (a)	16,300	44,825
	Progress Software Corp. (a)	18,500	540,385
	Smith Micro Software, Inc. (a)	13,300	121,562
	Sonic Solutions, Inc. (a)	34,300	405,769
	THQ, Inc. (a)	31,300	157,752
	Take-Two Interactive Software, Inc. (a)	37,501	376,885
	Taleo Corp., Class A (a)	10,600	249,312
	Tyler Technologies, Inc. (a)	12,900	256,839
	Websense, Inc. (a)	20,400	356,184

			4,835,459

Specialty Retail - 4.4%	Big 5 Sporting Goods Corp.	10,000	171,800
	Brown Shoe Co., Inc.	400	3,948
	The Buckle, Inc.	20,950	613,416
	Cabela’s, Inc., Class A (a)	16,100	229,586
	The Cato Corp., Class A	28,550	572,713
	The Children’s Place Retail Stores, Inc. (a)	11,600	382,916
	Christopher & Banks Corp.	16,650	126,873
	Dress Barn, Inc. (a)	11,800	272,580
	The Finish Line, Inc., Class A	25,500	320,025
	Genesco, Inc. (a)	20,600	565,676
	Group 1 Automotive, Inc.	11,200	317,520
	Gymboree Corp. (a)	12,900	561,021
	Hibbett Sports, Inc. (a)	11,800	259,482

See Notes to Financial Statements.	13

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Jo-Ann Stores, Inc. (a)	12,300	$445,752
	Jos. A. Bank Clothiers, Inc. (a)	7,525	317,480
	Lithia Motors, Inc., Class A	9,500	78,090
	MarineMax, Inc. (a)	6,400	58,816
	Men’s Wearhouse, Inc.	22,500	473,850
	Midas, Inc. (a)	6,500	54,925
	Monro Muffler, Inc.	8,340	278,890
	OfficeMax, Inc. (a)	35,200	446,688
	The Pep Boys - Manny, Moe & Jack	18,200	153,972
	Sonic Automotive, Inc.	17,800	184,942
	Stage Stores, Inc.	17,625	217,845
	Stein Mart, Inc. (a)	12,100	128,986
	Tractor Supply Co. (a)	23,430	1,240,853
	Zale Corp. (a)	2,300	6,256

			8,484,901

Textiles, Apparel & Luxury Goods - 2.3%	Carter’s, Inc. (a)	27,700	727,125
	Crocs, Inc. (a)	39,600	227,700
	Deckers Outdoor Corp. (a)	3,500	356,020
	Iconix Brand Group, Inc. (a)	54,500	689,425
	Liz Claiborne, Inc. (a)	38,500	216,755
	Maidenform Brands, Inc. (a)	10,800	180,252
	Movado Group, Inc.	28,400	276,048
	Oxford Industries, Inc.	15,000	310,200
	Perry Ellis International, Inc. (a)	4,700	70,782
	Quiksilver, Inc. (a)	42,600	86,052
	Skechers U.S.A., Inc., Class A (a)	14,300	420,563
	True Religion Apparel, Inc. (a)	210	3,883
	Unifirst Corp.	5,600	269,416
	Wolverine World Wide, Inc.	24,450	665,529

			4,499,750

Thrifts & Mortgage Finance - 0.4%	Brookline Bancorp, Inc.	3,400	33,694
	Dime Community Bancshares, Inc.	18,900	221,508
	TrustCo Bank Corp., NY	77,200	486,360

			741,562

Tobacco - 0.1%	Alliance One International, Inc. (a)	41,300	201,544

Trading Companies & Distributors - 0.9%	Applied Industrial Technologies, Inc.	19,425	428,710
	Kaman Corp., Class A	10,300	237,827
	Watsco, Inc.	21,890	1,072,172

			1,738,709

Water Utilities - 0.0%	American States Water Co.	2,100	74,361

Wireless Telecommunication Services - 0.3%	USA Mobility, Inc.	45,400	499,854

	Total Common Stocks - 93.1%		180,549,212

	Exchange-Traded Fund

	iShares S&P SmallCap 600 Index Fund (b)(c)	33,197	1,816,540

	Total Exchange-Traded Fund - 0.9%		1,816,540

	Total Long-Term Investments (Cost - $156,376,180) - 94.0%		182,365,752

See Notes to Financial Statements.	14

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.17% (c)(d)	10,906,103	$10,906,103

Total Short-Term Securities (Cost - $10,906,103) - 5.6%		10,906,103

Total Investments (Cost - $167,282,283*) - 99.6%		193,271,855
Other Assets Less Liabilities - 0.4%		660,650

Net Assets - 100.0%		$193,932,505

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$171,700,531

Gross unrealized appreciation	$30,395,259
Gross unrealized depreciation	(8,823,935)

Net unrealized appreciation	$21,571,324

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(c)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost		Realized Gain	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	$10,906,103	[1]	—		—	$23,106
BlackRock Liquidity Series, LLC Cash Sweep Series	—		$7,872,276	[2]	—	$11,621
iShares S&P SmallCap 600 Index Fund	$13,811,687		$14,013,008		$643,834	$24,117

	[1]	Represents net purchase cost.

	[2]	Represents net sales cost.

(d)	Represents the current yield as of report date.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of December 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation

182	Russell 2000 MINI	March 2010	$10,971,251	$383,729

See Notes to Financial Statements.	15

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2009

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments[1]	$182,365,752
Short-Term Securities	10,906,103

Total Level 1	193,271,855

Level 2	—
Level 3	—

Total	$193,271,855

[1]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Other Financial Instruments[2]

Assets

Level 1	$383,729
Level 2	—
Level 3	—

Total	$383,729

[2]	Other financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.	16

Master Enhanced Small Cap Series

STATEMENT OF ASSETS AND LIABILITIES

	December 31, 2009

Assets:	Investments at value- unaffiliated (cost - $154,788,037)	$180,549,212
	Investments at value- affiliated (cost - $12,494,246)	12,722,643
	Contributions receivable from investors	588,763
	Dividends receivable	182,844
	Prepaid expenses	33,035

	Total assets	194,076,497

Liabilities:	Margin variation payable	123,732
	Investment advisory fees payable	1,174
	Other affiliates payable	864
	Directors’ fees payable	260
	Other accrued expenses payable	17,962

	Total liabilities	143,992

Net Assets:	Net Assets	$193,932,505

Net Assets Consist of:	Investors’ capital	$167,559,204
	Net unrealized appreciation/depreciation	26,373,301

	Net Assets	$193,932,505

          See Notes to Financial Statements.

Master Enhanced Small Cap Series

STATEMENT OF OPERATIONS

	Year Ended December 31, 2009

Investment Income:	Dividends	$1,385,262
	Foreign taxes withheld	(926)
	Income - affiliated	58,844

	Total income	1,443,180

Expenses:	Professional	50,986
	Custodian	20,116
	Directors	18,601
	Investment advisory	15,952
	Accounting services	11,035
	Printing	5,516
	Miscellaneous	8,195

	Total expenses	130,401
	Less fees waived by advisor	(4,384)

	Total expenses after fees waived	126,017

	Net investment income	1,317,163

Realized and Unrealized Gain (Loss):	Net realized gain (loss) from:
	Investments - unaffiliated	(17,706,815)
	Investments - affiliated	643,834
	Financial futures contracts	2,006,873

		(15,056,108)

	Net change in unrealized appreciation/depreciation on:
	Investments	51,460,921
	Financial futures contracts	(249,553)

		51,211,368

	Total realized and unrealized gain	36,155,260

	Net Increase in Net Assets Resulting from Operations	$37,472,423

           See Notes to Financial Statements.

Master Enhanced Small Cap Series

STATEMENTS OF CHANGES IN NET ASSETS

		Year Ended December 31,

	Increase (Decrease) in Net Assets:	2009	2008

Operations:	Net investment income	$1,317,163	$2,788,673
	Net realized loss	(15,056,108)	(33,679,714)
	Net change in unrealized appreciation/depreciation	51,211,368	(46,038,869)

	Net increase (decrease) in net assets resulting from operations	37,472,423	(76,929,910)

Capital Transactions:	Proceeds from contributions	33,249,594	40,774,177
	Value of withdrawals	(32,915,582)	(55,820,374)

	Net increase (decrease) in net assets derived from capital transactions	334,012	(15,046,197)

Net Assets:	Total increase (decrease) in net assets	37,806,435	(91,976,107)
	Beginning of year	156,126,070	248,102,177

	End of year	$193,932,505	$156,126,070

	See Notes to Financial Statements.

Master Enhanced Small Cap Series

FINANCIAL HIGHLIGHTS

		Year Ended December 31,

		2009	2008	2007	2006	2005

Total Investment Return:	Total investment return	24.68%	(32.88)%	(1.12)%	15.23%	7.45%

Ratios to Average Net Assets:	Total expenses	0.08%	0.09%	0.07%	0.06%	0.07%

	Total expenses after fees waived	0.08%	0.09%	0.07%	0.06%	0.07%

	Net investment income	0.83%	1.34%	1.28%	0.99%	1.10%

Supplemental Data:	Net assets, end of year (000)	$193,933	$156,126	$248,102	$253,963	$232,181

	Portfolio turnover	88%	183%	158%	160%	121%

	See Notes to Financial Statements.

Master Enhanced Small Cap Series

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies:

Master Enhanced Small Cap Series (the “Series”), a non-diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series’ policy is to value instruments at fair value. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at their net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value.

The Series values its investment in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. The Money Market Series’ investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Upon notification from the issuer, some of the divided income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Series’ financial statements and disclosures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Series’ financial statements and disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Series may engage in various portfolio investment strategies both to increase the return of the Series and to economically hedge, or protect, its exposure to certain risks, such as equity risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument, or if the counterparty does not perform under the contract. To the extent amounts due to the Series from its counterparties are not fully collateralized, contractually or otherwise, the Series bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. Counterparty risk related to exchange-traded financial futures contracts is minimal because of the protection against defaults provided by the exchange on which they trade.

Financial Futures Contracts: The Series may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

Value of Derivative Instruments as of December 31, 2009

Asset Derivatives

	Statement of Assets and Liabilities Location	Value

Equity contracts*	Net unrealized
	appreciation/depreciation	$383,729

*Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations

Year Ended December 31, 2009

Net Realized Gain (Loss) from

Financial Futures Contracts

Equity contracts	$2,006,873

Net Change in Unrealized Appreciation/Depreciation on

Financial Futures Contracts

Equity contracts	$(249,553)

For the year ended December 31, 2009, the average derivative activity was as follows:

Futures:
Average number of contracts	177
Average value	$302,100

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets.

The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Series pays to the Manager directly through its investment in affiliated money market funds. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, under which the Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Manager.

For the year ended December 31, 2009, the Series reimbursed the Manager $3,505 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2009 were $134,066,362 and $133,495,855 respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series’ current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. Prior to its renewal, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) on amounts borrowed. Effective November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Series did not borrow under the credit agreement during the year ended December 31, 2009.

6. Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counterparty risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Series’ exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through March 1, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors and Board of Directors of
Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Enhanced Small Cap Series, one of the portfolios constituting Quantitative Master Series LLC, (the “Master LLC”) as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Enhanced Small Cap Series of Quantitative Master Series LLC as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Princeton, New Jersey
March 1, 2010

MASTER ENHANCED SMALL CAP SERIES OF QUANTITATIVE MASTER SERIES LLC

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

          The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of Quantitative Master Series LLC (the “Master LLC”) met on April 16, 2009 and May 21-22, 2009 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of Master Enhanced Small Cap Series (the “Portfolio”), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”) with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

          The Board of the Master LLC consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Performance Oversight and Contract Committee and the Executive Committee, which each have one interested Board Member) and is chaired by Independent Board Members.

The Agreements

          Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements.

          Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against an applicable benchmark, as well as senior management and portfolio managers’ analysis of the reasons for any underperformance against its benchmark; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as marketing and distribution and fund accounting; (c) Portfolio operating expenses; (d) the resources devoted to and compliance reports relating to the Portfolio’s investment objective, policies and restrictions, (e) the Master LLC’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality;

(j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

          The Approval Process: Prior to the April 16, 2009 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Portfolio management fees as compared with a peer group of funds as determined by Lipper (collectively, “Peers”) and the gross investment performance of the Portfolio as compared with its benchmark index; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Portfolio to BlackRock; and (f) an internal comparison of management fees classified by Lipper, if applicable.

          At an in-person meeting held on April 16, 2009, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 16, 2009 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 21-22, 2009 Board meeting.

          At an in-person meeting held on May 21-22, 2009, the Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio, each for a one-year term ending June 30, 2010. The Board considered all factors it believed relevant with respect to the Portfolio, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Portfolio; (d) economies of scale; and (e) other factors.

          The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A.	Nature, Extent and Quality of the Services

          The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of the Standard & Poor’s® Smallcap 600 Index, its benchmark index. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing Portfolio performance and the Portfolio’s investment objective, strategies and outlook.

          The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

          In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B.	The Investment Performance of the Portfolio and BlackRock

          The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April 16, 2009 meeting, the Board was provided with information compiled by the Manager comparing the Portfolio’s performance for the one-, three- and five-year periods with its benchmark index. The Board regularly reviews the performance of the Portfolio throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

          The Board noted that the Portfolio’s gross performance was below that of its benchmark index, the Standard & Poor’s® Smallcap 600 Index, for the one-, three- and five-year periods reported. The Board and BlackRock reviewed the reasons for the Portfolio’s underperformance during these periods compared with its benchmark index. The Board was informed that, among other things, both stock substitution and poor stock selection detracted from performance for the one-year period. Over the three- and five-year periods, the stock substitution strategy positively contributed to performance while the stock selection strategy detracted from performance.

          The Board and BlackRock discussed BlackRock’s commitment to providing the resources necessary to assist the portfolio managers and to improve the Portfolio’s performance.

C.	Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio

          The Board, including the Independent Board Members, reviewed the Portfolio’s contractual advisory fee rates compared with the other funds in the Portfolio’s Lipper category. It also compared the Portfolio’s total expenses, as well as actual management fees, to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

          The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and each fund the Board currently oversees for the year ended December 31, 2008 compared to aggregate profitability data provided for the year ended December 31, 2007. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

          The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Board considered BlackRock’s operating margin in general compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated that operating margins for BlackRock with respect to its registered funds are consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

          In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

          The Board noted that the Portfolio’s contractual advisory fees, which do not take into account any expense reimbursement or fee waivers, were lower than or equal to the median contractual advisory fees paid by the Portfolio’s Peers.

D.	Economies of Scale

          The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Portfolio. The Board considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

E.	Other Factors

          The Board also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from its relationship with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Portfolio, including for administrative and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

          In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

          The Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2010 and the Sub-Advisory Agreement between the Manager and Sub-Advisor with respect to the Portfolio for a one-year term ending June 30, 2010. Based upon their evaluation of all these factors in their totality, the Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served as a Director [2]	Principal Occupation(s) During Past Five Years	Number of BlackRock – Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“ Portfolios”) Overseen	Public Directorships
Non-Interested Directors [1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 106 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.

				36 RICs consisting of 106 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				36 RICs consisting of 106 Portfolios	None

Dr. Matina Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 106 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director and Member of the Audit Committee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				36 RICs consisting of 106 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 106 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner,	36 RICs consisting of 106 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)

Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 106 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

				36 RICs consisting of 106 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member, Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants from 2007 to 2010; President and Trustee, Pittsburgh

				36 RICs consisting of 106 Portfolios	None

Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				36 RICs consisting of 106 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served as a director for the Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows directors as joining the Master LLC board in 2007, each director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999 and Frederick W. Winter, 1999.

Interested Directors [1]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Directors, State Street Research Mutual Funds from 2000 to 2005; Chairman, SSR Realty from 2000 to 2004

				173 RICs consisting of 304 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007;	173 RICs consisting of 304 Portfolios	None

Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

[1]

Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

Name, Address and Year of Birth	Position(s) Held with the Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Master LLC Officers [1]
Anne F. Ackerley 55 East 52nd Street New York, NY 10055 1962	President and Chief Executive Officer	Since 2009

Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to 2009; Chief Operating Officer of BlackRock’s Global Client Group (GCG) since 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Jeffrey Holland, CFA 55 East 52nd Street New York, NY 10055 1971	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2006 to 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from 2003 to 2006.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Neal J. Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay M. Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Howard B. Surloff 55 East 52nd Street New York, NY 10055 1965	Secretary	Since 2007	Managing Director and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

[1]	Officers of the Master LLC serve at the pleasure of the Board.

Additional Information

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

Master Enhanced Small Cap Series of Quantitative Master Series LLC	$30,500	$30,300	$0	$0	$5,800	$5,800	$0	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

          Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

Master Enhanced Small Cap Series of Quantitative Master Series LLC	$413,300	$410,800

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $407,500, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced Small Cap Series of Quantitative Master Series LLC

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: February 23, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: February 23, 2010